UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		July 21, 2009


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:   $155,783,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2726    57945 SH       SOLE                    57945
                                                                11      240 SH       DEFINED                   240
ACCENTURE LTD CL A             COM              G1150G111     3127    93445 SH       SOLE                    93445
                                                                12      360 SH       DEFINED                   360
AMAZON COM INC COM             COM              023135106     5204    62210 SH       SOLE                    62210
                                                                17      205 SH       DEFINED                   205
ANADARKO PETE CORP COM         COM              032511107      259     5700 SH       SOLE                     5700
APACHE CORP COM                COM              037411105      794    11000 SH       SOLE                    11000
APPLE INC                      COM              037833100     8534    59915 SH       SOLE                    59915
                                                                26      180 SH       DEFINED                   180
AT&T CORP                      COM              00206r102     2299    92572 SH       SOLE                    92572
                                                                 9      375 SH       DEFINED                   375
BAKER HUGHES INC.              COM              057224107     1177    32300 SH       SOLE                    32300
BANK OF NEW YORK MELLON CORP   COM              064058100      381    13000 SH       SOLE                    13000
BURLINGTON NRTHN SANTA COM     COM              12189t104     3126    42505 SH       SOLE                    42505
                                                                11      155 SH       DEFINED                   155
CATERPILLAR INC                COM              149123101     1014    30680 SH       SOLE                    30680
                                                                 5      140 SH       DEFINED                   140
CHEVRONTEXACO CORP             COM              166764100      265     4000 SH       SOLE                     4000
CONSTELLATION ENERGY COM       COM              210371100     2792   105050 SH       SOLE                   105050
                                                                11      420 SH       DEFINED                   420
COSTCO COMPANIES INC           COM              22160K105     3863    84385 SH       SOLE                    84385
                                                                15      330 SH       DEFINED                   330
CVS/CAREMARK CORPORATION       COM              126650100     6294   197505 SH       SOLE                   197505
                                                                24      755 SH       DEFINED                   755
DOW CHEM CO                    COM              260543103     2511   155575 SH       SOLE                   155575
                                                                10      630 SH       DEFINED                   630
EOG RES INC COM                COM              26875P101      679    10000 SH       SOLE                    10000
EQT CORPORATION                COM              26884L109     2491    71360 SH       SOLE                    71360
                                                                10      295 SH       DEFINED                   295
FLUOR CORP NEW COM             COM              343412102     1570    30610 SH       SOLE                    30610
                                                                 7      130 SH       DEFINED                   130
FREEPORT-MCMORAN COP&G CL B    COM              35671d857     4187    83565 SH       SOLE                    83565
                                                                11      220 SH       DEFINED                   220
GILEAD SCIENCES INC COM        COM              375558103     1399    29860 SH       SOLE                    29860
                                                                 5      115 SH       DEFINED                   115
GOLDMAN SACHS GROUP            COM              38141g104     2523    17110 SH       SOLE                    17110
                                                                 7       50 SH       DEFINED                    50
HESS CORP COM                  COM              42809h107     1855    34505 SH       SOLE                    34505
                                                                 5       85 SH       DEFINED                    85
IBM                            COM              459200101     4196    40180 SH       SOLE                    40180
                                                                17      165 SH       DEFINED                   165
ISHARES SILVER TRUST ISHARES   COM              46428q109     1244    92955 SH       SOLE                    92955
                                                                 5      365 SH       DEFINED                   365
JOHNSON & JOHNSON              COM              478160104     2808    49431 SH       SOLE                    49431
                                                                11      200 SH       DEFINED                   200
JP MORGAN CHASE & CO           COM              46625H100      604    17700 SH       SOLE                    17700
KROGER CO COM                  COM              501044101     3516   159465 SH       SOLE                   159465
                                                                14      620 SH       DEFINED                   620
LOCKHEED MARTIN                COM              539830109     3744    46420 SH       SOLE                    46420
                                                                19      240 SH       DEFINED                   240
MARKET VECTORS ETF TR GOLD MIN COM              57060u100     2717    71855 SH       SOLE                    71855
                                                                10      255 SH       DEFINED                   255
MCDONALD'S CORP                COM              580135101     2629    45735 SH       SOLE                    45735
                                                                10      180 SH       DEFINED                   180
MEDTRONIC INC                  COM              585055106     2505    71810 SH       SOLE                    71810
                                                                10      295 SH       DEFINED                   295
MONSANTO CO NEW COM            COM              61166w101     4543    61105 SH       SOLE                    61105
                                                                18      240 SH       DEFINED                   240
MORGAN STANLEY COM NEW         COM              617446448     2151    75440 SH       SOLE                    75440
                                                                 6      205 SH       DEFINED                   205
MOSAIC CO COM                  COM              61945a107      709    16000 SH       SOLE                    16000
NATIONAL-OILWELL VARCO INC     COM              637071101      653    20000 SH       SOLE                    20000
ORACLE CORP                    COM              68389X105     2827   131975 SH       SOLE                   131975
                                                                11      525 SH       DEFINED                   525
PEABODY ENERGY CORP            COM              704549104     4873   161560 SH       SOLE                   161560
                                                                22      715 SH       DEFINED                   715
PEPSICO INC                    COM              713448108     2865    52132 SH       SOLE                    52132
                                                                12      220 SH       DEFINED                   220
PHILIP MORRIS INTL INC COM     COM              718172109     2733    62650 SH       SOLE                    62650
                                                                12      270 SH       DEFINED                   270
POTASH CORP SASK INC COM       COM              73755L107     4772    51285 SH       SOLE                    51285
                                                                12      125 SH       DEFINED                   125
PRAXAIR INC                    COM              74005P104     6077    85508 SH       SOLE                    85508
                                                                23      330 SH       DEFINED                   330
PROCTER & GAMBLE CO            COM              742718109     4259    83354 SH       SOLE                    83354
                                                                18      345 SH       DEFINED                   345
QUALCOMM INC COM               COM              747525103     4589   101529 SH       SOLE                   101529
                                                                17      385 SH       DEFINED                   385
QUESTAR CORP                   COM              748356102     2497    80380 SH       SOLE                    80380
                                                                10      330 SH       DEFINED                   330
SHAW GROUP INC COM             COM              820280105      855    31190 SH       SOLE                    31190
SOUTHWESTERN ENERGY CO COM     COM              845467109      343     8820 SH       SOLE                     8820
SPDR GOLD TRUST SHARE          COM              78463v107     2639    28941 SH       SOLE                    28941
                                                                10      115 SH       DEFINED                   115
TRANSOCEAN SEDCO               COM              h8817h100     6714    90376 SH       SOLE                    90376
                                                                22      290 SH       DEFINED                   290
ULTRA PETROLEUM CORP           COM              903914109      304     7800 SH       SOLE                     7800
UNITED TECHNOLOGIES            COM              913017109     2953    56840 SH       SOLE                    56840
                                                                11      210 SH       DEFINED                   210
URS CORP NEW                   COM              903236107     1631    32945 SH       SOLE                    32945
                                                                 8      155 SH       DEFINED                   155
WEATHERFORD INTL INC           COM              H27013103      821    41955 SH       SOLE                    41955
XTO ENERGY                     COM              98385x106      794    20825 SH       SOLE                    20825
PETROLEO BRASILEIRO SA SPONSOR ADR              71654v408     3096    75560 SH       SOLE                    75560
                                                                11      260 SH       DEFINED                   260
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     3358    83562 SH       SOLE                    83562
                                                                12      305 SH       DEFINED                   305
TEVA PHARMACEUTICALS           ADR              881624209     5146   104296 SH       SOLE                   104296
                                                                20      413 SH       DEFINED                   413